Debt - Schedule of outstanding short-term debt (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Debt
Short-term bank loans	¥ 115,420	¥ 110,021	$ 16,112
Minimum
Debt
Short-term loan annual interest rates	2.30%	2.30%	2.30%
Short-term loans term	6 months	6 months
Maximum
Debt
Short-term loan annual interest rates	5.00%	5.00%	5.00%
Short-term loans term	1 year	1 year